LOANS RECEIVABLE FROM AFFILIATES - Narrative (Details) $ in Millions, $ in Millions	Mar. 15, 2022 CAD ($)	Mar. 15, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jul. 31, 2022	Dec. 31, 2021 CAD ($)	Dec. 31, 2020	May 31, 2020	Dec. 31, 2017 MXN ($)
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable from affiliates			$ 0		$ 1,217
Revolving credit facility | Line of credit | Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable from affiliates			$ 0		$ 1
Joint venture | Revolving credit facility | Line of credit | Sur de Texas
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity								$ 21,300,000,000
Repayments of debt	$ 1,200
Inter-affiliate debt issuance	$ 1,200	$ 938
Sur de Texas
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage						60.00%
Sur de Texas | Mexico Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage			60.00%
Coastal GasLink Pipeline Limited Partnership
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage						35.00%
Coastal GasLink Pipeline Limited Partnership | Canadian Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage			35.00%	35.00%			35.00%
Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable from affiliates			$ 250
Coastal GasLink | Revolving credit facility | Line of credit
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity			$ 100